Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 TWD ($)	Oct. 31, 2024 TWD ($)	Aug. 31, 2024 TWD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 TWD ($)	Feb. 28, 2024 USD ($)	Dec. 31, 2022
Disclosure of associates [Line Items]
Investments in associates	$ 8,255		$ 8,870
Investment in joint venture	9		9
Investments accounted for using equity method	8,264		8,879		$ 263
The Company's share of profits (loss)	65	$ 2	157	$ 253
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Investments in associates	3,591		3,951
Investments accounted for using equity method	$ 3,591		$ 3,951
Percentage of ownership in associates	46.26%		46.26%		46.26%							41.90%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 1,876		$ 1,849				$ 376
Percentage of ownership in associates	33.00%		33.16%		33.00%
Fair values based on the closing market prices	$ 2,556		$ 3,838
KingwayTek Technology Co., Ltd. ("KWT") - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 228		$ 242
Percentage of ownership in associates	23.00%		23.00%		23.00%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 582		$ 573
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 373		$ 373
Percentage of ownership in associates	40.00%		40.00%		40.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 345		$ 313
Percentage of ownership in associates	38.00%		38.00%		38.00%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 260		$ 274
Percentage of ownership in associates	16.00%		16.00%		16.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 252		$ 253
Percentage of ownership in associates	50.00%		50.00%		50.00%
Taiwania Hive Technology Fund L.P. ('TWTF') [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 234		$ 276					$ 288	$ 9		$ 30
Percentage of ownership in associates	39.81%		42.00%		39.81%			41.75%	41.75%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 133		$ 132
Percentage of ownership in associates	27.00%		27.00%		27.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 127		$ 193
Percentage of ownership in associates	30.00%		30.00%		30.00%
Porrima Inc. ('PORRIMA') [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 74		$ 78							$ 80
Percentage of ownership in associates	9.26%		10.00%		9.26%					10.00%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 54		$ 61
Percentage of ownership in associates	40.00%		40.00%		40.00%
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 54		$ 57
Percentage of ownership in associates	10.00%		10.00%		10.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 42		$ 51
Percentage of ownership in associates	49.00%		49.00%		49.00%
Baohwa Trust Co., Ltd. [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 18		$ 12
Percentage of ownership in associates	25.00%		25.00%		25.00%
Gather Works Co., Ltd. [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 12		$ 0			$ 14
Percentage of ownership in associates	48.00%		0.00%		48.00%	48.00%
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 151
Percentage of ownership in associates	0.00%		30.00%		0.00%
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 26
Percentage of ownership in associates	0.00%		29.00%		0.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 5
Percentage of ownership in associates	0.00%		49.00%		0.00%
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	37.00%		0.00%		37.00%
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	46.00%		46.00%		46.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	22.78%		22.58%		22.78%
Fair values based on the closing market prices	$ 795		$ 897
Total for all associates [member]
Disclosure of associates [Line Items]
The Company's share of profits (loss)	454		494	647
The Company's share of other comprehensive income (loss)	(9)		40	(23)
The Company's share of total comprehensive income (loss)	$ 445		$ 534	$ 624